AIG Life Insurance Company

                  --------------------------------------------

                              VARIABLE ACCOUNT II





                                 ANNUAL REPORT

                  --------------------------------------------

                               DECEMBER 31, 1995

                                   (Audited)

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995

                                                     Shares           Cost
                                                   ----------       --------
Assets:
  Investments at Market Value:
    Alliance
      Growth and Income Portfolio ........          1,032.846       $ 15,602       $ 16,309
      Conservative Investors Portfolio ...             39.957            461            470
      Growth Portfolio ...................          1,688.198         23,404         24,024
      Growth Investors Portfolio .........            132.604          1,552          1,574
    Fidelity
      Money Market Portfolio .............         26,636.060         26,636         26,636
      Asset Manager Portfolio ............            187.629          2,869          2,963
      Growth Portfolio ...................            914.032         26,877         26,690
      Overseas Portfolio .................            303.948          5,061          5,183
      Investment Grade Bond Portfolio ....             49.210            604            614
      High Income Portfolio ..............            109.772          1,310          1,323
    Van Eck
      Gold and Natural Resources Portfolio             17.803            259            257
      Worldwide Balanced Portfolio .......            111.361          1,110          1,111
    Dreyfus
      Stock Index Portfolio ..............            210.062          3,514          3,613
      Zero Coupon 2000 Portfolio .........             25.067            317            320
                                                                    --------       --------
        Total Investments ................                          $109,576        111,087

        Total Assets .....................                                         $111,087
                                                                                   ========
Liabilities:
  Payable to AIG Life
    Insurance Company ....................                                         $    222
                                                                                   --------
Equity:
  Contract Owners' Equity ................                                          110,865
                                                                                   --------
        Total Liabilities and Equity .....                                         $111,087
                                                                                   ========

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995

                                                                    Alliance         Alliance         Alliance         Alliance

                                                                   Growth and      Conservative                         Growth
                                                                      Income         Investors         Growth          Investors
                                                     Total          Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------          -------          -------          -------          -------
Investment Income:
  Dividends ...................................     $   348          $  --            $  --            $  --            $  --
Expenses:
  Mortality & Expense Risk Fees ...............        (188)             (30)              (1)             (43)              (2)
                                                    -------          -------          -------          -------          -------
    Total Expenses ............................        (188)             (30)              (1)             (43)              (2)
                                                    -------          -------          -------          -------          -------
  Net Investment Income (Loss) ................         160              (30)              (1)             (43)              (2)
                                                    -------          -------          -------          -------          -------
Realized and Unrealized Gain (Loss)
  on Investments:
Realized Gain (Loss)  on Investment
  Activity ....................................         (55)              79                6               80               15
Change in Unrealized Appreciation
  (Depreciation) ..............................       1,511              707                9              620               22
                                                    -------          -------          -------          -------          -------
  Net Gain (Loss) on Investments ..............       1,456              786               15              700               37
Increase (Decrease) in Net Assets
  Resulting From Operations ...................     $ 1,616          $   756          $    14          $   657          $    35
                                                    =======          =======          =======          =======          =======

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995

                                                    Fidelity         Fidelity        Fidelity         Fidelity         Fidelity

                                                     Money            Asset                                           Investment
                                                     Market          Manager          Growth          Overseas        Grade Bond
                                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------          -------          -------          -------          -------
Investment Income:
  Dividends ...................................     $   289          $  --            $  --            $  --            $  --
Expenses:
  Mortality & Expense Risk Fees ...............         (45)              (5)             (41)              (9)              (1)
                                                    -------          -------          -------          -------          -------
    Total Expenses ............................         (45)              (5)             (41)              (9)              (1)
                                                    -------          -------          -------          -------          -------
  Net Investment Income (Loss) ................         244               (5)             (41)              (9)              (1)
                                                    -------          -------          -------          -------          -------
Realized and Unrealized Gain (Loss)
  on Investments:
Realized Gain (Loss)  on Investment
  Activity ....................................        --                 18             (291)             (14)               6
Change in Unrealized Appreciation
  (Depreciation) ..............................        --                 94             (187)             122               10
                                                    -------          -------          -------          -------          -------
  Net Gain (Loss) on Investments ..............        --                112             (478)             108               16
Increase (Decrease) in Net Assets
  Resulting From Operations ...................     $   244          $   107          $  (519)         $    99          $    15
                                                    =======          =======          =======          =======          =======

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995

                                                    Fidelity         Van Eck          Van Eck          Dreyfus         Dreyfus
                                                                                                                         Zero
                                                      High       Gold and Natural    Worldwide          Stock           Coupon
                                                     Income         Resources         Balance           Index            2000
                                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------          -------          -------          -------          -------
Investment Income:
  Dividends ...................................     $  --            $     1          $  --            $    56          $     2
Expenses:
  Mortality & Expense Risk Fees ...............          (1)              (1)              (1)              (8)            --
                                                    -------          -------          -------          -------          -------
    Total Expenses ............................          (1)              (1)              (1)              (8)               0
                                                    -------          -------          -------          -------          -------
  Net Investment Income (Loss) ................          (1)            --                 (1)              48                2
                                                    -------          -------          -------          -------          -------
Realized and Unrealized Gain (Loss)
  on Investments:
Realized Gain (Loss)  on Investment
  Activity ....................................        --                 (2)            --                 49               (1)
Change in Unrealized Appreciation
  (Depreciation) ..............................          13               (2)               1               99                3
                                                    -------          -------          -------          -------          -------
  Net Gain (Loss) on Investments ..............          13               (4)               1              148                2
Increase (Decrease) in Net Assets
  Resulting From Operations ...................     $    12          $    (4)         $  --            $   196          $     4
                                                    =======          =======          =======          =======          =======

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1995.

                                                                      Alliance         Alliance       Alliance        Alliance

                                                                     Growth and      Conservative                      Growth
                                                                       Income          Investor        Growth         Investors
                                                        Total         Portfolio       Portfolio       Portfolio       Portfolio
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .................      $     160       $     (30)      $      (1)      $     (43)      $      (2)
  Realized Gain on Investment Activity .........            (55)             79               6              80              15
  Change in Unrealized Appreciation
    (Depreciation) .............................          1,511             707               9             620              22
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets Resulting from Operations          1,616             756              14             657              35
                                                      ---------       ---------       ---------       ---------       ---------
Capital Transactions:
  Contract Deposits ............................        133,550          11,299             460          15,441           1,326
  Transfers Between Funds ......................           --             6,137             211          11,912             916
  Transfers From (To) AIG Life .................           (872)           --              --              --              --
  Transfers to the Company for
    monthly deductions .........................        (23,429)         (1,928)           (211)         (3,916)           (702)
                                                      ---------       ---------       ---------       ---------       ---------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions ........        109,249          15,508             460          23,437           1,540
                                                      ---------       ---------       ---------       ---------       ---------
Total Increase (Decrease) in Net Assets ........        110,865          16,264             474          24,094           1,575
Net Assets, at Beginning of Period .............           --              --             --               --               --
                                                      ---------       ---------       ---------       ---------       ---------
Net Assets, at End of Period ...................      $ 110,865       $  16,264       $     474       $  24,094       $   1,575
                                                      =========       =========       =========       =========       =========

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1995.

                                                      Fidelity        Fidelity        Fidelity        Fidelity        Fidelity

                                                        Money           Asset                                        Investment
                                                       Market          Manager         Growth         Overseas       Grade Bond
                                                      Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .................      $     244       $      (5)      $     (41)      $      (9)      $      (1)
  Realized Gain on Investment Activity .........           --                18            (291)            (14)              6
  Change in Unrealized Appreciation
    (Depreciation) .............................           --                94            (187)            122              10
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets Resulting from Operations            244             107            (519)             99              15
                                                      ---------       ---------       ---------       ---------       ---------
Capital Transactions:
  Contract Deposits ............................         80,546           1,541          18,203           1,799             356
  Transfers Between Funds ......................        (44,242)          2,186          12,969           4,158             393
  Transfers From (To) AIG Life .................           (872)           --              --              --              --
  Transfers to the Company for monthly deductions..      (8,878)           (847)         (4,503)           (820)           (150)
                                                      ---------       ---------       ---------       ---------       ---------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions ........         26,554           2,880          26,669           5,137             599
                                                      ---------       ---------       ---------       ---------       ---------
Total Increase (Decrease) in Net Assets ........         26,798           2,987          26,150           5,236             614

Net Assets, at Beginning of Period .............           --              --              --              --              --
                                                      ---------       ---------       ---------       ---------       ---------
Net Assets, at End of Period ...................      $  26,798       $   2,987       $  26,150       $   5,236       $     614
                                                      =========       =========       =========       =========       =========

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1995.

                                                      Fidelity         Van Eck         Van Eck         Dreyfus         Dreyfus
                                                                                                                        Zero
                                                        High       Gold and Natural   Worldwide         Stock          Coupon
                                                       Income         Resources        Balance          Index           2000
                                                      Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .................      $      (1)      $    --         $      (1)      $      48       $       2
  Realized Gain on Investment Activity .........           --                (2)           --                49              (1)
  Change in Unrealized Appreciation
   (Depreciation) ..............................             13              (2)              1              99               3
                                                      ---------       ---------       ---------       ---------       ---------
Increase in Net Assets Resulting from Operations             12              (4)              0             196               4
                                                      ---------       ---------       ---------       ---------       ---------
Capital Transactions:
  Contract Deposits ............................             89             256             385           1,751              98
  Transfers Between Funds ......................          1,343             113             929           2,651             324
  Transfers From (To) AIG Life .................           --              --              --              --              --
  Transfers to the Company for monthly deductions..        (122)           (100)           (202)           (942)           (108)
                                                      ---------       ---------       ---------       ---------       ---------
  Increase (Decrease) in Net Assets
     Resulting from Capital Transactions .......          1,310             269           1,112           3,460             314
                                                      ---------       ---------       ---------       ---------       ---------
Total Increase (Decrease) in Net Assets ........          1,322             265           1,112           3,656             318

Net Assets, at Beginning of Period .............           --              --              --              --              --
                                                      ---------       ---------       ---------       ---------       ---------
Net Assets, at End of Period ...................      $   1,322       $     265       $   1,112       $   3,656       $     318
                                                      =========       =========       =========       =========       =========

                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS


1.  History

Variable Account II (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies").

The Account invests in shares of Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Dreyfus Stock Index Fund, Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II") and Van Eck Investment Trust ("Van Eck Trust"). The assets in the policies may be invested in the following subaccounts:

Alliance Fund:
         Growth and Income Portfolio
         Conservative Investors Portfolio
         Growth Portfolio
         Growth Investors Portfolio

Dreyfus Fund:
         Zero Coupon 2000 Portfolio
         The Dreyfus Stock Index Fund

Fidelity Trust:
         Money Market Portfolio
         High Income Portfolio
         Growth Portfolio
         Overseas Portfolio

Fidelity Trust II:
         Investment Grade Bond Portfolio
         Asset Manager Portfolio

Van Eck Trust:
         Gold and Natural Resources Fund
         Worldwide Balanced Fund

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995. Actual results could differ from those estimates.


3.  Contract Charges

There are charges and deductions which the Company will deduct from each policy. The deductions from premium are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

         (a)      administrative charges

         (b)      insurance charges

         (c)      supplemental benefit charges.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Purchases of Investments

For the period ended December 31, 1995, investment activity in the Fund was as follows:

                                               Cost of          Proceeds
Shares of                                     Purchases        From Sales
---------                                     ---------        ----------
Alliance Funds:
  Growth and Income Portfolio ........         $17,402          $1,878
  Conservative Investors Portfolio ...             672             217
  Growth Portfolio ...................          26,173           2,850
  Growth Investors Portfolio .........           2,011             474
Fidelity Trust Funds:
  Money Market Portfolio .............          79,323          52,686
  Asset Manager Portfolio ............           3,611             760
  Growth Portfolio ...................          44,248          16,780
  Overseas Portfolio .................           5,767             692
  Investment Grade Bond Portfolio ....             889             291
  High Income Portfolio ..............           1,361              52
Van Eck:
  Gold and Natural Resources Portfolio             361             102
  Worldwide Balance Portfolio ........           1,440             331
Dreyfus:
  Stock Index Portfolio ..............           4,255             790
  Zero Coupon 2000 Portfolio .........             421             105

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (Continued)


5.  Net Increase in Accumulation Units

For the period ended December 31, 1995 transactions in accumulation units of the account were as follows:

                                                 Alliance        Alliance        Alliance         Alliance        Fidelity

                                                 Growth &       Conservative                        Growth          Money
                                                  Income         Investors        Growth         Investors          Market
VARIABLE LIFE                                   Portfolio        Portfolio      Portfolio        Portfolio        Portfolio
                                                 --------          ------        --------          ------         --------
Units Purchased ........................         1,098.54           44.57        1,489.21          125.18         7,921.95
Units Withdrawn ........................          (193.09)         (21.19)        (385.06)         (67.32)         (874.63)
Units Transferred Between Funds ........           584.00           20.92        1,141.63           88.29        (4,348.85)
Net Units Transferred From (To) AIG Life                             --              --              --             (85.27)
                                                 --------          ------        --------          ------         --------
Net Increase (Decrease) ................         1,489.45           44.30        2,245.78          146.15         2,613.20
Units, at Beginning of the Period ......             --              --              --              --               --
                                                 --------          ------        --------          ------         --------
Units, at End of the Period ............         1,489.45           44.30        2,245.78          146.15         2,613.20
                                                 ========          ======        ========          ======         ========
Unit Value at December 31, 1995 ........           $10.92          $10.69          $10.73          $10.77           $10.25
                                                 ========          ======        ========          ======         ========


                                                    Fidelity          Fidelity          Fidelity        Fidelity         Fidelity

                                                     Asset                                             Investment          High
                                                    Manager            Growth           Overseas       Grade Bond         Yield
                                                   Portfolio          Portfolio        Portfolio       Portfolio        Portfolio
                                                     ------           --------           ------          ------           ------
Units Purchased ........................             148.02           1,682.23           186.04           35.00             8.90
Units Withdrawn ........................             (83.59)           (413.68)          (87.35)         (14.67)          (11.93)
Units Transferred Between Funds ........             208.66           1,188.86           422.12           39.01           133.69
Net Units Transferred From (To) AIG Life               --                 --               --              --               --
                                                     ------           --------           ------          ------           ------
Net Increase (Decrease) ................             273.09           2,457.41           520.81           59.34           130.66
Units, at Beginning of the Period ......               --                 --               --              --               --
                                                     ------           --------           ------          ------           ------
Units, at End of the Period ............             273.09           2,457.41           520.81           59.34           130.66
                                                     ======           ========           ======          ======           ======

Unit Value at December 31, 1995 ........             $10.94             $10.64           $10.05          $10.35           $10.12
                                                     ======           ========           ======          ======           ======

                                                    Van Eck          Van Eck          Dreyfus         Dreyfus
                                                                                                       Zero
                                                   Gold & Nat       Worldwide          Stock           Coupon
                                                   Resources        Balance            Index            2000
                                                   Portfolio        Portfolio        Portfolio       Portfolio
                                                    ------           ------           ------          ------
Units Purchased ........................             27.28            38.70           167.30            9.57
Units Withdrawn ........................            (12.24)          (20.41)          (85.55)         (10.57)
Units Transferred Between Funds ........             11.30            93.66           255.39           31.83
Net Units Transferred From (To) AIG Life             --               --               --              --
                                                    ------           ------           ------          ------
Net Increase (Decrease) ................             26.34           111.95           337.14           30.83
Units, at Beginning of the Period ......             --               --               --              --
                                                    ------           ------           ------          ------
Units, at End of the Period ............             26.34           111.95           337.14           30.83
                                                    ======           ======           ======          ======

Unit Value at December 31, 1995 ........            $10.06            $9.94           $10.84          $10.32
                                                    ======           ======           ======          ======

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                       VARIABLE LIFE SEPARATE ACCOUNT II

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of
AIG Life Insurance Company
Variable Life Separate Account II

We have audited the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Life Separate Account II comprising the Alliance Growth and Income, Conservative Investors, Growth, Growth Investors; the Fidelity Money market, Asset Manager, Growth, Overseas, Investment Grade Bond, High Income; the Van Eck Gold and Natural Resources, Worldwide Balanced; and the Dreyfus Stock Index and Zero Coupon 2000 Portfolios as of December 31, 1995, and the related statements of operations and changes in net assets for the period May 4, 1995 (Date of Inception) to December 31, 1995. These financial statements are the responsibility of the management of the Variable Life Separate Account
II. Our responsibility is to express an opinion on these financial statements based on our audit.

We conduct our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1995 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company
Variable Life Separate Account II as of December 31, 1995, and the resluts of its operations and the changes in its net assets for the period May 4, 1995 (Date of Inception) to December 31, 1995 in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 19, 1996